Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants - Employees and consultants [member]	12 Months Ended
Dec. 31, 2019 ₪ / shares shares
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Options outstanding	22,093,504
Weighted average remaining contractual term (years)	8 years 73 days
Options exercisable	13,730,238
Weighted average remaining contractual term (years)	7 years 292 days
Exercise price one [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Exercise price (Range), minimum | ₪ / shares	₪ 0.001
Exercise price (Range), maximum | ₪ / shares	₪ 1.35
Options outstanding	19,817,294
Weighted average remaining contractual term (years)	8 years 6 months
Options exercisable	11,905,177
Weighted average remaining contractual term (years)	8 years 36 days
Exercise Price Two [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Exercise price (Range), minimum | ₪ / shares	₪ 1.35
Exercise price (Range), maximum | ₪ / shares	₪ 1.8
Options outstanding	2,060,210
Weighted average remaining contractual term (years)	6 years
Options exercisable	1,609,061
Weighted average remaining contractual term (years)	5 years 146 days
Exercise Price Three [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Exercise price (Range), minimum | ₪ / shares	₪ 1.8
Exercise price (Range), maximum | ₪ / shares	₪ 2.1
Options outstanding	216,000
Weighted average remaining contractual term (years)	5 years 219 days
Options exercisable	216,000
Weighted average remaining contractual term (years)	5 years 219 days